Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
The following description of the Eaton Savings Plan ("Plan") provides only general information. Participants should refer to the Plan document and summary plan description, which are available from the Company's Human Resources Department upon request, for a complete description of the Plan's provisions.

General:

Effective July 1, 1974, Eaton Corporation ("Company" or "Plan Sponsor") established the Plan. The Company is a subsidiary of Eaton Corporation plc ("Eaton"). The Plan was established to encourage eligible employees to make systematic savings through payroll deductions and to provide additional security at retirement. The Plan was amended and restated effective January 1, 2016. The two most recent amendments to the Plan were dated December 29, 2024, and December 26, 2025.

Eligibility for Participation:

An employee who is in the regular service of the Company in a class or group to which the Company has extended eligibility for membership in the Plan (other than a temporary employee who is hired for a specific, limited period of time or for the performance of a specific, limited assignment or employees covered by a collective bargaining agreement that does not specify coverage under the Plan) will be eligible to participate on any date established in accordance with administrative procedure which follows the date an employee first completes an hour of service.

Contributions:

Employee Contributions - Employees may make a combination of before-tax, after-tax, and Roth contributions ranging from 1% to 50% of their compensation. Catch-up contributions (1% to 30%) are permitted in the Plan, allowing participants age 50 and older to defer an additional amount of their compensation as prescribed by the Internal Revenue Code. Newly hired employees are automatically enrolled in the Plan at a rate of 6% of eligible compensation. Rollover contributions from other plans are also accepted, provided certain specified conditions are met.

Employer Contributions (Matching) - Participants of the Plan receive a Company matching contribution of 50% of the first 6% of their deferred compensation.

Employer Contributions (Retirement) - the Plan provides that certain members shall be eligible for a non-elective Eaton Retirement Contribution of 4% of their eligible compensation.

Effective January 1, 2021, the Plan provides that certain members receive a Transitional Pay Contribution of 5% to 8% of eligible compensation for a period of 5 years ending December 31, 2025.

Employee and Employer contributions are determined and recorded at the time compensation is paid.

Contributions are subject to limitations on annual additions and other limitations imposed by the Internal Revenue Code, as defined in the Plan document.

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1     Description of Plan, Continued

Participants' Accounts:

Each participant's account is credited with the participant's contributions, employer contributions, and an allocation of the Plan's earnings, and is charged with an allocation of applicable administrative expenses. Allocations, if any, are based on participant account balances. The benefit to which a participant is entitled is the vested portion of the benefit that can be provided from the participant's account.

Company Contribution Eligibility and Vesting:

All participants are 100% vested in elective deferrals, employer contributions (matching) for prior years, rollover contributions made to the Plan, and actual earnings thereon. Eligibility for current year employer contributions (matching) is subject to year-end eligibility requirements, as defined by the Plan.

Vesting in the employer contributions (retirement and transitional pay contribution) portion of a participant's account plus actual earnings thereon is based on years of continuous service. Participants are 100% vested after three years of service, attainment of age 65, termination for disability, or upon the death of the participant.

Notes Receivable from Participants:

Participants may borrow from their accounts up to a maximum equal to the lesser of $50,000 or 50% of their account balance (excluding certain employer contributions), reduced by their highest outstanding loan balance during the preceding 12 months. Loan terms range from 1-5 years except for loans used for the purchase of a primary residence which may have a longer term. Loans are secured by the balance in the participant's account and bear interest at a rate based on the prime interest rate as determined by the Plan Administrator. Principal and interest are paid through payroll deduction for active employees. Terminated employees are permitted to make loan payments directly to the Plan’s recordkeeper. Loans are valued at unpaid principal plus accrued unpaid interest.

Hardship Withdrawals:

Hardship withdrawals are permitted in accordance with Internal Revenue Service guidelines.

Payment of Benefits:

Upon termination of service, retirement, death or total and permanent disability, a participant is eligible to receive a lump sum amount equal to the value of his or her account. A participant may choose to take partial withdrawals. Benefits are recorded when paid.

Investment Options:
Contributions may be invested in any of the fund options available under the Plan